Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Fair value on a nonrecurring basis: The Company has no assets or liabilities measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances.

Fair value measurement on a recurring basis: Effective January 1, 2021, the Company elected the fair value option to account for its installment finance receivables and measures the installment finance receivables at fair value on a recurring basis. Prior to the Business Combination, OppFi-LLC only had warrant units that were measured at fair market value on a recurring basis. Subsequent to the Business Combination, the Company measures the Public Warrants and Private Placement Warrants at fair value on a recurring basis.
The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020 are as follows (in thousands):

	Carrying Value	Fair Value Measurements
	December 31, 2021	Level 1	Level 2	Level 3
Financial assets:
Finance receivables at fair value, excluding accrued interest and fees receivable (1)	$373,253	$—	$—	$373,253

Financial liabilities:
Warrant liability - Public Warrants (2)	8,083	8,083	—	—
Warrant liability - Private Placement Warrants (3)	3,157	—	—	3,157

	Carrying Value	Fair Value Measurements
	December 31, 2020	Level 1	Level 2	Level 3
Financial liabilities:
Warrant units (4)	$1,309	$—	$—	$1,309

During the years ended December 31, 2021 and 2020, there were no transfers of assets or liabilities in or out of Level 3 fair value measurements.

(1) The Company primarily estimates the fair value of its installment finance receivables portfolio using discounted cash flow models that have been internally developed. The models use inputs that are unobservable but reflect the Company’s best estimates of the assumptions a market participant would use to calculate fair value.

The following table presents quantitative information about the significant unobservable inputs used for the Company’s installment finance receivables fair value measurements as of December 31, 2021:

December 31, 2021
Interest rate on finance receivables	147.60%
Discount rate	21.80%
Servicing cost*	5.00%
Remaining life	0.62 years
Default rate*	17.70%
Accrued interest*	3.20%
Prepayment rate*	21.00%

*Stated as a percentage of finance receivables
(2) The fair value measurement for the Public Warrants is categorized as Level 1 due to the use of an observable market quote in an active market under the ticker OPFI WS.
(3) The fair value of the Private Placement Warrants is measured using a Monte Carlo simulation; accordingly, the fair value measurement for the Private Placement Warrants is categorized as Level 3.

The following table presents the significant assumptions used in the simulation at December 31, 2021 and July 20, 2021, the Closing Date:

	December 31, 2021		July 20, 2021
Input	$11.50 Exercise Price Warrants	$15 Exercise Price Warrants	$11.50 Exercise Price Warrants	$15 Exercise Price Warrants
Risk-free interest rate	1.19%	1.50%	0.69%	1.23%
Expected term (years)	4.6	9.6	5.0	10.0
Expected volatility	48.40%	48.40%	36.50%	36.00%
Exercise price	$11.50	$15.00	$11.50	$15.00
Fair value of warrants	$0.74	$1.40	$2.80	$3.50

The following table presents the changes in the fair value of the warrant liability - Private Placement Warrants (in thousands):

	$11.50 Exercise Price Warrants	$15 Exercise Price Warrants	Total
Fair value as of December 31, 2020	$—	$—	$—
Reverse recapitalization	7,110	3,194	10,304
Change in fair value	(5,231)	(1,916)	(7,147)
Fair value as of December 31, 2021	$1,879	$1,278	$3,157
(4) The estimated fair value of the warrant units is calculated using an option pricing model. The resulting fair value measurement is categorized as Level 3. Upon closing of the Business Combination, the lender exercised the warrant units and the liability was reclassified to additional paid in capital. As such, there is no warrant unit liability at December 31, 2021. For the years ended December 31, 2021, 2020 and 2019, warrant expense was $4.2 million, $1.2 million, and $0.1 million, respectively. Warrant expense is included in general, administrative, and other in the consolidated statements of operations.

The following table presents the change in the fair value of the warrant units (in thousands):

Fair value as of December 31, 2019	$112
Change in fair value	1,197
Fair value as of December 31, 2020	1,309
Change in fair value	4,208
Warrant units exercised	(5,517)
Fair value as of December 31, 2021	$—

Financial assets and liabilities not measured at fair value: The following table presents the carrying value and estimated fair values of financial assets and liabilities disclosed but not carried at fair value and the level within the fair value hierarchy as of December 31, 2021 and 2020 (in thousands):

	Carrying Value	Fair Value Measurements
	December 31, 2021	Level 1	Level 2	Level 3
Assets:
Cash	$25,064	$25,064	$—	$—
Restricted cash	37,298	37,298	—	—
Accrued interest and fees receivable	10,637	10,637	—	—
Finance receivables at amortized cost, net	4,220	—	—	4,220

Liabilities:
Secured borrowing payable	22,443	—	—	22,443
Senior debt, net	251,578	—	—	251,578

	Carrying Value	Fair Value Measurements
	December 31, 2020	Level 1	Level 2	Level 3
Assets:
Cash	$25,601	$25,601	$—	$—
Restricted cash	20,056	20,056	—	—
Finance receivables at amortized cost, net	222,243	—	—	287,437

Liabilities:
Reserve for repurchase liability	4,241	—	—	4,241
Secured borrowing payable	16,025	—	—	16,025
Senior debt, net	131,726	—	—	131,726
Subordinated debt - related party	4,000	—	—	4,000
Other debt	6,354	—	—	6,354